Offerings	Sep. 25, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Senior Notes due 2029
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99794
Maximum Aggregate Offering Price	$ 698,558,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 103,108
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3ASR (File No. 333-271553) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Senior Notes due 2035
Amount Registered | shares	900,000,000
Proposed Maximum Offering Price per Unit	0.99853
Maximum Aggregate Offering Price	$ 898,677,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 132,645
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3ASR (File No. 333-271553) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2055
Amount Registered | shares	900,000,000
Proposed Maximum Offering Price per Unit	0.99781
Maximum Aggregate Offering Price	$ 898,029,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 132,550
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3ASR (File No. 333-271553) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.